Balance Sheet Components - Schedule of Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred commissions	$ 1,083	$ 1,697
Prepaid satellite launch services	1,373	772
Other non-current assets	258	515
Total other non-current assets	$ 2,714	$ 2,984